Income and mining taxes (Schedule of changes in deferred tax assets and liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Net deferred tax liability balance, beginning of year	$ (237.8)	$ (255.3)
Deferred tax expense	(56.4)	(6.9)
OCI transactions	(0.7)	(3.2)
Foreign currency translation on the deferred tax liability	(13.9)	27.6
Net deferred tax liability balance, end of year	$ (308.8)	$ (237.8)